Net fee and commission income (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Net fee And Commission Income [Line Items]
Underwriting Fees		$ 224	$ 180	$ 191	$ 404	$ 448
of which: equity underwriting fees		118	48	89	166	215
of which: debt underwriting fees		105	132	102	238	233
M&A and corporate finance fees		296	117	180	413	385
Brokerage fees		826	828	886	1,654	1,913
Investment fund fees		1,196	1,177	1,226	2,373	2,505
Portfolio management and related services		1,915	1,804	1,922	3,719	3,871
Other		451	460	446	911	926
Total fee and commission income	[1]	4,908	4,566	4,851	9,474	10,048
Brokerage fees paid		88	79	76	168	166
Other		345	329	345	674	689
Total fee and commission expense		434	409	421	842	854
Net fee and commission income		4,474	4,157	4,430	8,631	9,194
of which: net brokerage fees		738	748	811	1,486	1,747
Global Wealth Management
Net fee And Commission Income [Line Items]
Total fee and commission income		2,946	2,817	2,987
Personal & Corporate Banking
Net fee And Commission Income [Line Items]
Total fee and commission income		327	325	335
Asset Management
Net fee And Commission Income [Line Items]
Total fee and commission income		647	619	639
Investment Bank
Net fee And Commission Income [Line Items]
Total fee and commission income		962	783	870
Corporate Center
Net fee And Commission Income [Line Items]
Total fee and commission income		25	22	20
of which: recurring
Net fee And Commission Income [Line Items]
Total fee and commission income		3,136	2,998	3,195	6,134	6,451
of which: transaction-based
Net fee And Commission Income [Line Items]
Total fee and commission income		1,749	1,541	1,634	3,290	3,556
of which: performance-based
Net fee And Commission Income [Line Items]
Total fee and commission income		$ 23	$ 27	$ 22	$ 50	$ 41

[1]
Reflects third-party fee and commission income for the second quarter of 2019 of USD 2,946 million for Global Wealth Management (first quarter of 2019: USD 2,817 million; second quarter of 2018: USD 2,987 million), USD 327 million for Personal & Corporate Banking (first quarter of 2019: USD 325 million; second quarter of 2018: USD 335 million), USD 647 million for Asset Management (first quarter of 2019: USD 619 million; second quarter of 2018: USD 639 million), USD 962 million for the Investment Bank (first quarter of 2019: USD 783 million; second quarter of 2018: USD 870 million) and USD 25 million for Corporate Center (first quarter of 2019: USD 22 million; second quarter of 2018: USD 20 million).